Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
(Loss)/earnings before income taxes	$ (12,770)	$ 36,389
At 26.5% statutory rate	(3,384)	9,643
Tax effects of:
Differences in foreign statutory tax rates	(5,936)	(14,911)
Temporary difference subject to Initial Recognition Exemption	3,717	4,000
Deferred tax asset not recognized	7,928	3,104
Income/expenses not taxed	5,533	(628)
Adjustments in respect to prior year	1,293	(465)
Impact of foreign exchange on deferred tax balance	724	(253)
Other	439	(383)
Income tax expense	$ 10,314	$ 107
Statutory rate	26.50%	26.50%